Other Matters - Additional Information (Detail) ₨ in Millions, $ in Millions									1 Months Ended	5 Months Ended	12 Months Ended		13 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 18, 2021 INR (₨)	Mar. 09, 2021 INR (₨)	Jan. 09, 2012 USD ($)	Jul. 21, 2009	Aug. 29, 2003	Apr. 30, 2002	Mar. 01, 2001	Oct. 31, 2020 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020	Sep. 30, 2020 INR (₨)	Mar. 31, 2021 USD ($)	Jan. 31, 2020 INR (₨)	Jan. 31, 2020 USD ($)
Syndicated Loan Facility Agreement [Member]
Disclosure of subsidiaries [line items]
Credit facility maximum borrowing capacity	₨ 100,000									₨ 100,000	₨ 100,000			$ 1,367
Borrowings carrying value	85,380									85,380	85,380			1,152
Unamortized costs of borrowing	₨ 1,120									1,120	₨ 1,120			15
Shares Holding Pledged Against Loan [Member] | Syndicated Loan Facility Agreement [Member] | Hindustan Zinc Limited Along With Non Disposal Undertaking [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary											14.82%
Shares Holding Pledged Against Loan [Member] | Syndicated Loan Facility Agreement [Member] | Hindustan Zinc Limited Along With Non Disposal Undertaking [Member] | Ownership Interest Not To Be Disposed Off [Member]
Disclosure of subsidiaries [line items]
Percentage of equity interest owned											50.10%
Rule Forty Five Of Minerals Other Than Atomic And Hydro Carbons Energy Minerals Concession Rules Two Thousand And Sixteen [Member]
Disclosure of subsidiaries [line items]
E- auction, floor price			₨ 2,011
Orissa Mining Corporation Ltd [Member] | Long Term Linkage Arrangement [Member] | Bauxite [Member]
Disclosure of subsidiaries [line items]
Supply, terms	0 years
Provisional Price [Member] | Orissa Mining Corporation Ltd [Member] | Long Term Linkage Arrangement [Member] | Bauxite [Member]
Disclosure of subsidiaries [line items]
Cost per unit of the product									₨ 1,000
EAuction Based Price [Member] | Orissa Mining Corporation Ltd [Member] | Long Term Linkage Arrangement [Member] | Bauxite [Member] | Actual Price Discovery Based On E Auction [Member]
Disclosure of subsidiaries [line items]
Cost per unit of the product													₨ 673
Price Mentioned By Court [Member] | Orissa Mining Corporation Ltd [Member] | Long Term Linkage Arrangement [Member] | Bauxite [Member]
Disclosure of subsidiaries [line items]
Bauxite price										1,000
Price Mentioned By Cuttack High Court [Member] | Orissa Mining Corporation Ltd [Member] | Long Term Linkage Arrangement [Member] | Bauxite [Member]
Disclosure of subsidiaries [line items]
Bauxite price		₨ 1,000
Hindustan Zinc Limited (HZL) [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary					64.90%		26.00%				35.08%	35.08%
Additional interests acquired					20.00%	18.90%
Ownership interest to be sold to employees					3.50%
Hindustan Zinc Limited (HZL) [member] | Legal proceedings contingent liability [Member] | Additionally Raised [Member]
Disclosure of subsidiaries [line items]
Guarantees for minimum work programmer commitments amount															₨ 3,110	$ 43
Hindustan Zinc Limited (HZL) [member] | Legal proceedings contingent liability [Member] | Department of mines and Geology [Member]
Disclosure of subsidiaries [line items]
Guarantees for minimum work programmer commitments amount															₨ 19,250
Hindustan Zinc Limited (HZL) [member] | Government of India [Member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary					29.50%
Offer to acquire interests | $				$ 2,071
Bharat aluminium company limited [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary								51.00%			49.00%	49.00%
Credit facility maximum borrowing capacity	₨ 86,500									₨ 86,500	₨ 86,500			$ 1,183
Bharat aluminium company limited [member] | Government of India [Member]
Disclosure of subsidiaries [line items]
Offer to acquire interests | $				$ 238